Offerings - Offering: 1	May 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	31,889,493
Proposed Maximum Offering Price per Unit	93.25
Maximum Aggregate Offering Price	$ 2,973,695,222.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 410,667.31
Offering Note	(1) This Registration Statement on Form S-8 relates to (i) 14,200,000 shares of common stock, par value $0.01 per share ("Common Stock"), of CVS Health Corporation (the "Company" or the "Registrant") issuable pursuant to the 2026 Incentive Compensation Plan of CVS Health Corporation (the "Plan") on or after May 14, 2026 and (ii) 17,689,493 additional shares of Common Stock that remained available for issuance under the CVS Health Corporation 2017 Incentive Compensation Plan as of May 14, 2026 and are now available for issuance under the Plan. (2) Pursuant to Rule 416(a) under the Securities Act of 1933 (the "Securities Act"), this Registration Statement also covers any additional shares of Common Stock that become issuable under the Plan by any reason of any stock dividend, stock split, or other similar transaction. (3) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and (h) under the Securities Act based on a price of $93.25 per share of Common Stock, which is the average of the high and low price per Common Share as reported by the New York Stock Exchange on May 21, 2026.